PROVISIONS - Asset Retirement Obligations (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	$ 379.4
Balance, end of the year	394.7	$ 379.4
Less current portion	(6.7)	(4.8)
Non-current portion	388.0	374.6
Outstanding borrowing amount	1.7	0.4
Essakane S.A.
Reconciliation of changes in other provisions [abstract]
Collateral, restricted cash guaranteeing asset retirement obligations	38.6	28.1
Doyon division including the Westwood mine
Reconciliation of changes in other provisions [abstract]
Bonds outstanding to guarantee asset retirement obligations related to the Doyon division	131.2	116.5	$ 167.4	$ 151.0
Côté Gold Project
Reconciliation of changes in other provisions [abstract]
Bonds outstanding to guarantee asset retirement obligations related to the Doyon division	37.6	36.9	$ 47.9	$ 47.9
Asset retirement obligations
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	368.4	327.6
Revision of estimated cash flows and discount rates: Capitalized in property, plant and equipment	7.6	21.5
Revision of estimated cash flows and discount rates: Changes in asset retirement obligations at closed sites	6.1	21.0
Accretion expense	0.1	0.7
Disbursements	(2.2)	(2.4)
Balance, end of the year	380.0	368.4
Less current portion	(6.7)	(4.8)
Non-current portion	$ 373.3	$ 363.6